Convertible Note	2 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Note

NOTE 4 – CONVERTIBLE NOTE

In October 2014, the Company entered into one Convertible Promissory Note with investor, in the amount of $10,000. The note accrues interest at 10% per annum and is due and payable in an year. The note holders may convert all principal and interest outstanding under the notes into shares of Company common stock at the conversion price of $0.025 per share. As of December 31, 2014, the Company has unamortized debt discount of $8,333 on the convertible note.